Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	2012	2011

Prepaid expenses and taxes	$86,249	$129,554
Promotion items	14,899	11,100
	$101,148	$140,654